Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares				Value
	COMMON STOCKS - 9.4%
	BEVERAGES - 3.0%
21,973	Coca-Cola Co.			$ 972,305
17,483	Monster Beverage Corp.*			983,594
8,180	PepsiCo, Inc.			982,418
				2,938,317
	CHEMICALS - 0.0%
24,273	A Schulman, Inc. - CVR*			-

	ENVIRONMENTAL CONTROL - 1.0%
9,938	Waste Management, Inc.			919,861

	INSURANCE - 1.0%
5,786	Aon PLC			954,921

	PHARMACEUTICALS - 1.1%
8,012	Johnson & Johnson			1,050,614

	REIT - 1.3%
95,636	Apollo Commercial Real Estate Finance, Inc.			709,619
367,010	New York Mortgage Trust, Inc.			568,866
				1,278,485
	SOFTWARE - 1.0%
15,536	Paychex, Inc.			977,525

	TELECOMMUNICATIONS - 1.0%
18,530	Verizon Communications, Inc.			995,617

	TOTAL COMMON STOCKS (Cost - $12,497,530)			9,115,340

	EXCHANGE TRADED FUNDS - 76.0%
	DEBT FUNDS - 74.1%
222,940	Invesco Emerging Markets Sovereign Debt ETF			5,330,495
7,477	iShares 20+ Year Treasury Bond ETF			1,233,481
58,413	iShares 7-10 Year Treasury Bond ETF			7,096,011
35,296	iShares Core U.S. Aggregate Bond ETF			4,072,100
49,338	iShares iBoxx $ Investment Grade Corporate Bond ETF			6,093,736
115,839	iShares MBS ETF			12,793,259
7,143	iShares TIPS Bond ETF			842,303
21,061	Schwab U.S. Aggregate Bond ETF			1,142,980
83,830	SPDR Doubleline Total Return Tactical ETF			4,020,487
85,101	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (a)			4,255,050
71,531	VanEck Vectors AMT-Free Intermediate Municipal Index ETF			3,513,960
34,123	Vanguard Intermediate-Term Bond ETF			3,048,208
171,238	Vanguard Short-Term Bond ETF (a)			14,072,339
47,490	Vanguard Total Bond Market ETF			4,053,271
				71,567,680
	EQUITY FUNDS - 1.9%
31,632	Schwab U.S. REIT ETF			1,035,632
9,291	WisdomTree U.S. LargeCap Dividend Fund ETF			752,014
				1,787,646

	TOTAL EXCHANGE TRADED FUNDS (Cost - $73,232,408)			73,355,326

	SHORT-TERM INVESTMENTS - 13.0%
	MONEY MARKET FUNDS - 13.0%
6,302,902	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.30% (b)			6,302,902
6,302,902	First American Government Obligations Fund - Class Z 0.39% (b)			6,302,902
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,605,804)			12,605,804

	COLLATERAL FOR SECURITIES LOANED - 3.5%
3,335,900	Mount Vernon Liquid Assets Portfolio - 0.89% (b) (c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,335,900)			3,335,900

	TOTAL INVESTMENTS - 101.9% (Cost - $101,671,642)			$ 98,412,370
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9) %			(1,796,851)
	NET ASSETS - 100.0%			$ 96,615,519

CVR	Contingent Value Rights
ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation-Protected Securities
*	Non-Income producing investment.
(a)	All or a portion of the security is on loan. Total loaned securities had a value of $3,223,218 at March 31, 2020.
(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.
(c)	Security purchased with cash proceeds of securities lending collateral.

	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT
No. of Contracts	Name	Expiration	Notional Value at March 31, 2020	Unrealized Appreciation (1)
42	Ultra U.S. Treasury T- Bonds	June-20	$ 9,318,750	$ 325,440

	(1) Amount subject to interest rate risk exposure.

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Value
	EXCHANGE TRADED FUNDS - 9.6%
	EQUITY FUNDS - 9.6%
20,911	iShares MSCI EAFE ETF	$ 1,117,902
95,928	iShares MSCI Emerging Markets ETF	3,274,023
29,533	iShares Russell 1000 Growth ETF	4,449,146
18,332	iShares Russell Mid-Cap Growth ETF	2,228,988
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,070,295)	11,070,059

	SHORT-TERM INVESTMENTS - 90.4%
	MONEY MARKET FUNDS - 90.4%
52,155,110	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.30% (a)	52,155,110
52,155,110	First American Government Obligations Fund - Class Z 0.39% (a)	52,155,110
	TOTAL SHORT-TERM INVESTMENTS (Cost - $104,310,220)	104,310,220

	TOTAL INVESTMENTS - 100.0% (Cost - $116,380,515)	$ 115,380,279
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(51,098)
	NET ASSETS - 100.0%	$ 115,329,181

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares				Value
	EXCHANGE TRADED FUNDS - 19.4%
	ALTERNATIVE FUND - 0.9%
2,515	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF			$ 71,602

	BALANCED FUND - 0.1%
371	SPDR SSgA Income Allocation ETF			10,203

	DEBT FUNDS - 6.9%
1,486	FlexShares Credit-Scored US Corporate Bond Index Fund			75,613
8,609	FlexShares iBoxx 3-Year Target Duration TIPS Index Fund			211,695
3,553	Invesco Fundamental Investment Grade Corporate Bond ETF			90,228
150	iShares Edge U.S. Fixed Income Balanced Risk ETF			14,645
1,336	iShares Yield Optimized Bond ETF			32,946
1,598	WisdomTree Yield Enhanced US Aggregate Bond Fund Bond Fund			82,537
1,113	Vident Core U.S. Bond Strategy Fund			53,691
				561,355
	EQUITY FUNDS - 11.5%
86	First Trust Health Care AlphaDEX Fund *			6,361
658	First Trust NASDAQ Clean Edge Green Energy Index Fund			13,193
70	First Trust NASDAQ-100 Technology Index Fund			5,916
203	FlexShares STOXX Global Broad Infrastructure Index Fund			8,772
228	Health Care Select Sector SPDR Fund			20,196
5,141	Invesco BuyBack Achievers ETF			249,133
2,640	Invesco Global Clean Energy ETF			30,545
30,901	Invesco Global Listed Private Equity ETF			251,163
216	Invesco Solar ETF			5,450
238	Invesco WilderHill Clean Energy ETF			6,381
1,289	IQ Merger Arbitrage ETF *			38,851
75	iShares Expanded Tech-Software Sector ETF			15,772
417	iShares Global Clean Energy ETF			3,982
320	iShares Global Healthcare ETF			19,501
142	iShares Global Tech ETF			25,895
521	iShares Global Utilities ETF			26,383
93	iShares Nasdaq Biotechnology ETF			10,020
23	iShares U.S. Healthcare Providers ETF			3,834
151	iShares US Technology ETF			30,863
32	iShares US Utilities ETF			4,419
250	Legg Mason Global Infrastructure ETF			6,313
23	SPDR FactSet Innovative Technology ETF			2,274
88	SPDR NYSE Technology ETF			6,442
218	SPDR S&P Pharmaceuticals ETF			7,863
28	SPDR S&P Semiconductor ETF			2,351
244	Technology Select Sector SPDR Fund			19,610
677	Utilities Select Sector SPDR Fund			37,513
257	VanEck Vectors Biotech ETF			32,896
269	VanEck Vectors Pharmaceutical ETF			14,631
31	VanEck Vectors Semiconductor ETF			3,631
80	Vanguard Health Care ETF			13,287
82	Vanguard Information Technology ETF			17,376
26	Vanguard Utilities ETF			3,170
				943,987

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,772,170)			1,587,147

	OPEN-END MUTUAL FUNDS - 17.6%
	ALTERNATIVE FUNDS - 6.1%
24,488	Glenmede Secured Options Portfolio - Advisor Class			244,385
10,112	Rydex Series - Multi-Hedge Strategies Fund - Class P			257,856
				502,241
	COMMODITY FUND - 3.2%
7,287	Permanent Portfolio - Class I			259,943

	EQUITY FUNDS - 8.3%
10,582	ACM Dynamic Opportunity Fund - Class A			174,180
24,085	AXS Multi-Strategy Alternatives Fund - Class R1			245,908
8,489	Gateway Fund - Class A			264,079
				684,167

	TOTAL OPEN-END MUTUAL FUNDS (Cost - $1,607,689)			1,446,351

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Shares				Value
	SHORT-TERM INVESTMENTS - 54.5%
	MONEY MARKET FUNDS - 54.5%
2,231,877	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.30% (a)			$ 2,231,877
2,231,878	First American Government Obligations Fund - Class Z 0.39% (a)			2,231,878
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,463,755)			4,463,755

	COLLATERAL FOR SECURITIES LOANED - 0.9%
78,083	Mount Vernon Liquid Assets Portfolio - 0.89% (a) (b)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $78,083)			78,083

	TOTAL INVESTMENTS - 92.4% (Cost - $7,921,697)			$ 7,575,336
	OTHER ASSETS LESS LIABILITIES -7.6%			619,910
	NET ASSETS - 100.0%			$ 8,195,246

*	Non-Income producing investment
ETF	Exchange Traded Fund
TIPS	Treasury Inflation-Protected Securities
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.
(b)	Security purchased with cash proceeds of securities lending collateral. Total loaned securities had a value of $74,642 at March 31, 2020.

	FUTURES CONTRACTS
	OPEN SHORT FUTURES CONTRACTS
No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	March 31, 2020	(Depreciation)(1)
2	NASDAQ 100 E-Mini	June-20	$ 311,450	$ (17,845)

(1) Amount subject to equity risk exposure.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Principal Amount ($)			Interest Rate (%)	Maturity	Value
	AGENCY BONDS - 5.5%
	SOVEREIGN - 5.5%
2,000,000	Federal Home Loan Mortgage Corp.		1.7500	10/17/2022	$ 2,007,610
1,000,000	Federal Home Loan Mortgage Corp.		1.8500	11/21/2022	1,001,845
	TOTAL AGENCY BONDS (Cost - $3,000,000)				3,009,455

	BONDS & NOTES - 32.1%
	AIRLINES - 1.8%
1,000,000	Southwest Airlines Co.		2.6500	11/5/2020	989,091

	AUTO MANUFACTURERS - 0.9%
500,000	Ford Motor Credit Co. LLC		3.1570	8/4/2020	490,075

	BANKS - 4.6%
500,000	Credit Suisse Group Funding Guernsey Ltd.		3.1250	12/10/2020	499,736
1,000,000	Royal Bank of Canada		2.5000	1/19/2021	1,008,398
1,000,000	Wells Fargo & Co.		2.5500	12/7/2020	1,002,865
					2,510,999
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
1,000,000	Intercontinental Exchange, Inc.		2.7500	12/1/2020	1,002,703

	FOOD - 3.7%
1,000,000	Kellogg Co.		4.0000	12/15/2020	982,700
1,000,000	Kroger Co.		3.3000	1/15/2021	1,004,615
					1,987,315
	HEALTHCARE - PRODUCTS - 1.8%
1,000,000	Zimmer Biomet Holdings, Inc.		2.7000	4/1/2020	1,000,000

	INSURANCE - 1.8%
1,000,000	American International Group, Inc.		3.3750	8/15/2020	1,002,434

	LEISURE TIME - 1.8%
1,000,000	Carnival Corp.		3.9500	10/15/2020	957,567

	MACHINERY- CONSTRUCTION & MINING - 1.8%
1,000,000	Caterpillar Financial Services Corp.		2.5000	11/13/2020	1,003,069

	PHARMACEUTICALS - 3.7%
1,000,000	AbbVie, Inc.		2.3000	5/14/2021	1,003,499
500,000	Cigna Corp.		4.1250	9/15/2020	502,803
500,000	Mead Johnson Nutrition Co.		3.0000	11/15/2020	499,103
					2,005,405

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Principal Amount ($)			Interest Rate (%)	Maturity	Value
	BONDS & NOTES - 32.1% (Continued)
	RETAIL - 2.8%
500,000	Home Depot, Inc.		2.0000	4/1/2021	$ 500,962
1,000,000	McDonald's Corp.		3.5000	7/15/2020	1,004,437
					1,505,399
	SOVEREIGN - 5.6%
1,000,000	Export-Import Bank of Korea		4.0000	1/29/2021	1,021,770
2,000,000	Federal Farm Credit Bank		1.7700	1/17/2023	2,001,071
					3,022,841

	TOTAL BONDS & NOTES (Cost - $17,567,116)				17,476,898

	CERTIFICATES OF DEPOSIT - 32.3%
	BANKS - 30.9%
1,000,000	Ally Bank		2.2000	12/28/2020	1,008,253
1,000,000	Bank of India/New York NY		1.6500	7/15/2020	1,001,916
500,000	Barclays Bank Delaware		1.9500	10/26/2020	502,557
1,000,000	BMO Harris Bank NA		1.7500	2/27/2023	1,002,938
500,000	Capital One NA		1.9500	9/28/2020	502,287
1,000,000	Comenity Capital Bank		1.6500	3/18/2021	1,006,593
1,000,000	Discover Bank		1.9500	10/5/2020	1,004,656
250,000	FirstBank Puerto Rico		1.9500	10/13/2020	251,211
1,000,000	Goldman Sachs Bank USA/New York NY		2.2500	12/9/2020	1,007,890
1,000,000	Lafayette Federal Credit Union		1.7000	5/21/2021	1,005,110
500,000	Merrick Bank Corp/South Jordan UT		1.9000	10/30/2020	502,462
1,000,000	Sallie Mae Bank		2.1500	1/20/2021	1,008,232
1,000,000	State Bank of India/Chicago IL		1.8500	10/28/2020	1,000,733
1,000,000	TBK Bank SSB		1.6000	2/25/2021	1,003,805
1,000,000	UBS Bank USA		1.6500	6/7/2021	1,004,074
1,000,000	USAlliance Federal Credit Union		1.9000	11/28/2022	1,005,539
1,000,000	Wells Fargo Bank NA		1.9000	1/17/2023	1,013,294
1,000,000	Wells Fargo National Bank West		1.9000	1/17/2023	1,013,294
1,000,000	World's Foremost Bank		1.7000	6/9/2021	1,004,085
					16,848,929

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
500,000	Capital One Bank USA NA		1.9500	9/28/2020	502,287

	SAVINGS & LOANS - 0.5%
250,000	Third Federal Savings & Loan Association of Cleveland		1.9500	10/27/2020	251,284

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $17,500,000)				17,602,500

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Shares					Value
	EXCHANGE TRADED FUNDS - 10.0%
	DEBT FUNDS - 9.9%
42,750	Invesco BulletShares 2020 Corporate Bond ETF				$ 898,178
43,000	Invesco BulletShares 2021 Corporate Bond ETF				901,710
42,750	Invesco BulletShares 2022 Corporate Bond ETF				905,445
18,250	Invesco Ultra Short Duration ETF				899,908
8,000	iShares Short Treasury Bond ETF				888,160
29,750	SPDR Portfolio Short Term Corporate Bond ETF				899,937
					5,393,338
	EQUITY FUND - 0.1%
200	Invesco QQQ Trust Series 1				38,080

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,480,131)				5,431,418

	SHORT-TERM INVESTMENTS - 10.2%
	MONEY MARKET FUNDS - 10.2%
2,777,272	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.30% (a)				2,777,272
2,777,273	First American Government Obligations Fund - Class Z 0.39% (a)				2,777,273
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,554,545)				5,554,545

	TOTAL INVESTMENTS - 90.1% (Cost - $49,101,792)				$ 49,074,816
	OTHER ASSETS LESS LIABILITIES - 9.9%				5,397,452
	NET ASSETS - 100.0%				$ 54,472,268

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of			Notional Value at		Unrealized
Contracts	Name	Expiration	March 31, 2020		Appreciation (1)
208	Nasdaq 100 E-Mini	June-20	$ 32,390,800		$ 2,235,011

(1) Amount subject to equity risk exposure.

Quantified Pattern Recognition Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Principal Amount ($)		Interest Rate (%)	Maturity	Value
	CERTIFICATES OF DEPOSIT - 64.6%
	BANKS - 58.7%
1,000,000	Bank Hapoalim BM/New York NY	1.7000	1/29/2021	$ 1,004,679
1,000,000	Bank of Baroda/New York NY	1.8000	4/30/2020	1,000,714
1,000,000	BankUnited NA	1.7500	4/30/2020	1,000,673
1,000,000	Citibank NA	1.9000	11/4/2022	1,004,906
1,000,000	JPMorgan Chase Bank NA	1.9000	10/16/2021	1,000,422
1,000,000	Morgan Stanley Bank NA	1.7500	4/19/2021	1,005,314
1,000,000	Safra National Bank of New York	1.5500	11/17/2020	1,003,065
1,000,000	Sallie Mae Bank	1.8500	11/7/2022	1,011,572
1,000,000	Wells Fargo Bank NA	1.9500	10/18/2021	1,010,122
1,000,000	Wells Fargo National Bank West	1.9000	1/17/2023	1,013,293
				10,054,760
	SAVINGS & LOANS - 5.9%

1,000,000	Raymond James Bank NA	1.7000	11/8/2021	1,006,397

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $10,999,685)			11,061,157

Shares
	EXCHANGE TRADED FUNDS - 9.9%
	DEBT FUNDS - 9.9%
13,500	Invesco BulletShares 2020 Corporate Bond ETF			283,635
13,500	Invesco BulletShares 2021 Corporate Bond ETF			283,095
13,500	Invesco BulletShares 2022 Corporate Bond ETF			285,930
5,750	Invesco Ultra Short Duration ETF			283,532
2,500	iShares Short Treasury Bond ETF			277,550
9,500	SPDR Portfolio Short Term Corporate Bond ETF			287,375
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,713,471)			1,701,117

	SHORT-TERM INVESTMENTS - 25.1%
	MONEY MARKET FUNDS - 25.1%
2,148,123	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.30% (a)			2,148,123
2,148,122	First American Government Obligations Fund - Class Z 0.39% (a)			2,148,122
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,296,245)			4,296,245

	TOTAL INVESTMENTS - 99.6% (Cost - $17,009,401)			$ 17,058,519
	OTHER ASSETS LESS LIABILITIES - 0.4%			63,459
	NET ASSETS - 100.0%			$ 17,121,978

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

Quantified Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Principal Amount ($)			Interest Rate (%)	Maturity	Value
	AGENCY BOND - 2.0%
	SOVEIRGN - 2.0%
1,000,000	Federal Home Loan Mortgage Corp.		1.8500	11/21/2022	$ 1,001,845
	TOTAL AGENCY BOND (Cost - $1,000,000)

	CERTIFICATES OF DEPOSIT - 52.2%
	BANKS - 48.3%
1,000,000	Ally Bank		1.7900	10/25/2021	1,007,864
1,000,000	Bank Hapoalim BM/New York NY		1.7400	10/27/2020	1,004,005
1,000,000	Bank of Baroda/New York NY		1.8000	4/30/2020	1,000,714
1,000,000	Bank of China Ltd/New York NY		1.7500	12/17/2020	1,004,783
1,500,000	Bank OZK		1.6000	1/14/2021	1,505,726
1,000,000	BankUnited NA		1.7500	4/30/2020	1,000,673
1,000,000	Beal Bank USA		1.7000	5/6/2020	1,000,758
1,000,000	Citibank NA		1.9000	11/4/2022	1,004,906
1,000,000	First Foundation Bank		1.8000	7/13/2020	1,002,301
1,000,000	Flagstar Bank FSB		1.7500	11/15/2021	1,007,244
1,000,000	Franklin Synergy Bank		1.8000	11/8/2021	1,000,192
1,000,000	Goldman Sachs Bank USA/New York NY		1.9000	12/19/2022	1,001,882
1,000,000	JPMorgan Chase Bank NA		1.9000	10/16/2021	1,000,422
1,000,000	Lafayette Federal Credit Union		1.7000	5/21/2021	1,005,110
1,000,000	Morgan Stanley Bank NA		1.7500	4/19/2021	1,005,314
1,000,000	Morgan Stanley Private Bank NA		1.8500	1/9/2023	1,011,860
1,000,000	New York Community Bank		1.5500	5/11/2020	1,000,693
1,000,000	Sallie Mae Bank		1.8000	7/16/2020	1,002,363
1,000,000	Stearns Bank NA		1.6000	7/8/2021	1,004,262
1,000,000	TIAA FSB		1.8500	4/10/2020	1,000,252
1,000,000	Washington Trust Co of Westerly		1.6500	10/28/2020	1,003,466
1,000,000	WebBank		1.8000	9/29/2020	1,000,713
1,000,000	Wells Fargo Bank NA		1.9500	10/18/2021	1,010,122
1,000,000	Wells Fargo National Bank West		1.7500	6/30/2021	1,006,075
					24,591,700
	COMMERCIAL SERVICES - 1.9%
1,000,000	Live Oak Banking Co.		1.8000	4/27/2020	1,000,648
	SAVINGS & LOANS - 2.0%

1,000,000	Raymond James Bank NA		1.7000	11/8/2021	1,006,397

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $26,499,871)				26,598,745

Shares
	EXCHANGE TRADED FUNDS - 10.0%
	DEBT FUNDS - 10.0%
40,500	Invesco BulletShares 2020 Corporate Bond ETF				850,905
40,500	Invesco BulletShares 2021 Corporate Bond ETF				849,285
40,500	Invesco BulletShares 2022 Corporate Bond ETF				857,790
17,000	Invesco Ultra Short Duration ETF				838,270
7,500	iShares Short Treasury Bond ETF				832,650
28,000	SPDR Portfolio Short Term Corporate Bond ETF				847,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,095,477)				5,075,900

	SHORT-TERM INVESTMENTS - 23.3%
	MONEY MARKET FUNDS - 23.3%
5,939,005	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.30% (a)				5,939,005
5,939,005	First American Government Obligations Fund - Class Z 0.39% (a)				5,939,005
	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,878,010)				11,878,010

	TOTAL INVESTMENTS - 87.5% (Cost - $44,473,358)				$ 44,554,500
	OTHER ASSETS LESS LIABILITIES - 12.5%				6,384,026
	NET ASSETS - 100.0%				$ 50,938,526

ETF	Exchange Traded Fund
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of Contracts	Name	Expiration	Notional Value at March 31, 2020		Unrealized Appreciation (1)
254	Ultra U.S. Treasury T- Bonds	June-20	$ 56,356,250		$ 3,992,301

(1)	Amount subject to interest rate risk exposure.

Quantified Evolution Plus Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Principal Amount ($)			Interest Rate (%)	Maturity	Value
	CERTIFICATES OF DEPOSIT - 37.5%
	BANKS - 28.1%
1,000,000	Safra National Bank of New York		1.5500	11/17/2020	$ 1,003,065
1,000,000	Sallie Mae Bank		1.8500	11/7/2022	1,011,571
1,000,000	State Bank of India / Chicago IL		1.8500	10/28/2020	1,000,733
					3,015,369
	SAVINGS & LOANS - 9.4%
1,000,000	Raymond James Bank NA		1.7000	11/8/2021	1,006,397

	TOTAL CERTIFICATES OF DEPOSIT (Cost - $4,000,000)				4,021,766

Shares
	EXCHANGE TRADED FUNDS - 7.5%
	COMMODITY FUND - 1.0%
750	SPDR Gold Shares (b) *				111,037
	TOTAL COMMODITY FUND (Cost - $112,392)

	DEBT FUNDS - 6.5%
4,200	Invesco BulletShares 2020 Corporate Bond ETF				88,242
4,200	Invesco BulletShares 2021 Corporate Bond ETF				88,074
4,100	Invesco BulletShares 2022 Corporate Bond ETF				86,838
1,800	Invesco Ultra Short Duration ETF				88,758
700	iShares 20+ Year Treasury Bond ETF				115,479
450	iShares 7-10 Year Treasury Bond ETF				54,666
800	iShares Short Treasury Bond ETF				88,816
2,900	SPDR Portfolio Short Term Corporate Bond ETF				87,725
	TOTAL DEBT FUNDS (Cost - $700,017)				698,598

	TOTAL EXCHANGE TRADED FUNDS (Cost - $812,409)				809,635

	SHORT-TERM INVESTMENTS - 41.0%
	MONEY MARKET FUNDS - 41.0%
2,089,916	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.30% (a)				2,089,916
212,416	First American Government Obligations Fund - Class X 0.43% (a,b)				212,416
2,089,916	First American Government Obligations Fund - Class Z 0.39% (a)				2,089,916
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,392,248)				4,392,248

	TOTAL INVESTMENTS - 86.0% (Cost - $9,204,657)				$ 9,223,649
	OTHER ASSETS LESS LIABILITIES - 14.0%				1,500,857
	NET ASSETS - 100.0%				$ 10,724,506

ETF	Exchange Traded Fund
*	Non-Income producing investment
(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2020.
(b)	All or part of this instrument is a holding of QEPF Fund Limited.

	FUTURES CONTRACTS
	OPEN LONG FUTURES CONTRACTS
No. of Contracts	Name	Expiration	Notional Value at March 31, 2020		Unrealized Appreciation / (Depreciation)
79	10 Year U.S. Treasury Note (1)	June-20	$ 10,956,352		$ 47,164
25	Gold 100 oz. (2) (3)	June-20	3,991,500		(118,690)
18	Ultra U.S. Treasury T- Bonds (1)	June-20	3,993,750		31,719
					(39,807)

(1)	Amount subject to interest rate risk exposure.
(2)	All or part of this instrument is a holding of QEPF Fund Limited.
(3)	Amount subject to commodity risk exposure.

Quantified Common Ground Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020
Shares		Value
	COMMON STOCKS - 38.0%
	BIOTECHNOLOGY - 0.8%
306	Illumina, Inc. *	$ 83,575
941	Incyte Corp. *	68,909
		152,484
	BUlLDING MATERIALS - 1.1%
8,103	Johnson Controls International PLC	218,457

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
1,895	Intercontinental Exchange, Inc.	153,021

	ELECTRIC - 22.6%
10,094	American Electric Power Co., Inc.	807,318
6,509	Entergy Corp.	611,651
7,639	Eversource Energy	597,446
4,423	NextEra Energy, Inc.	1,064,262
15,551	WEC Energy Group, Inc.	1,370,510
		4,451,187
	ELECTRONICS - 1.0%
1,492	Honeywell International, Inc.	199,615

	ENVIRONMENTAL CONTROL - 1.0%
2,198	Waste Management, Inc.	203,447

	FOOD - 0.9%
1,262	McCormick & Co., Inc.	178,207

	HEALTHCARE-PRODUCTS -0.5%
497	Edwards Lifesciences Corp. *	93,744

	INSURANCE - 1.2%
2,532	Hanover Insurance Group, Inc.	229,348

	MINING - 2.8%
12,189	Newmont Goldcorp Corp.	551,918

	REAL ESTATE - 0.6%
41,957	Realogy Holdings Corp.	126,291

	SOFTWARE - 1.9%
1,408	Ceridan HCM Holding, Inc. *	70,499
2,150	Citrix Systems, Inc.	304,333
		374,832
	WATER - 2.8%
4,672	American Water Works Co., Inc .	558,584

	TOTAL COMMON STOCKS - (Cost - $8,063,944)	7,491,135

	EXCHANGE TRADED FUNDS - 30.7%
	DEBT FUNDS - 30.7%
7,626	iShares 20+ Year Treasury Bond ETF	1,258,061
39,458	iShares 7-10 Year Treasury Bond ETF	4,793,358
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $5,753,674)	6,051,419

Quantified Common Ground Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS - 21.8%
26,372	Easterly Government Properties, Inc.	$ 649,806
776	Equinix, Inc.	484,666
5,546	Equity Residential	342,244
52,163	iStar, Inc.	553,449
6,853	Life Storage, Inc.	647,951
14,851	National Storage Affiliates Trust	439,590
3,268	Prologis, Inc.	262,649
3,389	Public Storage	673,089
5,005	Welltower, Inc.	229,129
	TOTAL REAL ESTATE INVESTMENTS TRUSTS (Cost - $4,481,215)	4,282,573

	SHORT-TERM INVESTMENTS - 9.5%
	MONEY MARKET FUNDS - 9.5%
937,034	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.30% (a)	937,034
937,034	First American Government Obligations Fund - Class Z 0.39% (a)	937,035
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,874,069)	1,874,069

	TOTAL INVESTMENTS - 100.0% (Cost - $20,172,902)	$ 19,699,196
	OTHER ASSETS LESS LIABILITIES - 0.0%	1,490
	NET ASSETS - 100.0%	$ 19,700,686

*	Non-Income producing investment
ETF	Exchange Traded Fund
PLC	Public Limited Company

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

The following is a summary of significant accounting policies followed by each Fund in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Fair Valuation Process – As noted above, the committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to eacha Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Unadjusted Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

The Funds utilizes various methods to measure the fair value of all of its their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$ 9,115,340	$ -	$ -	$ 9,115,340
Exchange Traded Funds	73,355,326	-	-	73,355,326
Short-Term Investments	12,605,804	-	-	12,605,804
Collateral for Securities Loaned	3,335,900	-	-	3,335,900
Total	$ 98,412,370	$ -	$ -	$ 98,412,370
Derivatives
Futures Contracts	$ 325,440	$ -	$ -	$ 325,440
Total Assets	$ 98,737,810	$ -	$ -	$ 98,737,810

Quantified Market Leaders Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 11,070,059	$ -	$ -	$ 11,070,059
Short-Term Investments	104,310,220	-	-	104,310,220
Total	$ 115,380,279	$ -	$ -	$ 115,380,279

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Quantified Alternative Investment Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Open-End Mutual Funds	$ 1,446,351	$ -	$ -	$ 1,446,351
Exchange Traded Funds	1,587,147	-	-	1,587,147
Short-Term Investments	4,463,755	-	-	4,463,755
Collateral for Securities Loaned	78,083	-	-	78,083
Total Assets	$ 7,575,336	$ -	$ -	$ 7,575,336
Liabilities*
Derivatives:
Futures Contracts	$ (17,845)	$ -	$ -	$ (17,845)
Total Liabilities	$ (17,845)	$ -	$ -	$ (17,845)

Quantified STF Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Agency Bonds*	$ -	$ 3,009,455	$ -	$ 3,009,455
Bonds & Notes	-	17,476,898	-	17,476,898
Certificates of Deposit	-	17,602,500	-	17,602,500
Exchange Traded Funds	5,431,418	-	-	5,431,418
Short-Term Investments	5,554,545	-	-	5,554,545
Total	$ 10,985,963	$ 38,088,853	$ -	$ 49,074,816
Derivatives
Futures Contracts	$ 2,235,011	$ -	$ -	$ 2,235,011
Total Assets	$ 13,220,974	$ 38,088,853	$ -	$ 51,309,827

Quantified Pattern Recognition Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Certificates of Deposit	$ -	$ 11,061,157	$ -	$ 11,061,157
Exchange Traded Funds	1,701,117	-	-	1,701,117
Short-Term Investments	4,296,245	-	-	4,296,245
Total	$ 5,997,362	$ 11,061,157	$ -	$ 17,058,519

Quantified Tactical Fixed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Agency Bond	$ -	$ 1,001,845	$ -	$ 1,001,845
Certificates of Deposit	-	26,598,745	-	26,598,745
Exchange Traded Funds	5,075,900	-	-	5,075,900
Short-Term Investments	11,878,010	-	-	11,878,010
Total	$ 16,953,910	$ 27,600,590	$ -	$ 44,554,500
Derivatives
Futures Contracts	$ 3,992,301	$ -	$ -	$ 3,992,301
Total Assets	$ 20,946,211	$ 27,600,590	$ -	$ 48,546,801

Quantified Evolution Plus Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Certificates of Deposit	$ -	$ 4,021,766	$ -	$ 4,021,766
Exchange Traded Funds	809,635	-	-	809,635
Short-Term Investments	4,392,248	-	-	4,392,248
Total	$ 5,201,883	$ 4,021,766	$ -	$ 9,223,649
Liabilities
Derivatives:
Futures Contracts	$ (39,807)	$ -	$ -	$ (39,807)
Total	$ (39,807)	$ -	$ -	$ (39,807)

Quantified Common Ground Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$ 7,491,135	$ -	$ -	$ 7,491,135
Exchange Traded Funds	6,051,419	-	-	6,051,419
Real Estate Inventment Trusts	4,282,573	-	-	4,282,573
Short-Term Investments	1,874,069	-	-	1,874,069
Total	$ 19,699,196	$ -	$ -	$ 19,699,196

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The notional value of the derivative instruments outstanding as of March 31, 2020  as disclosed in each Fund's Portfolio of Investments  serve as indicators of the volume of derivative activity for each Fund.

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Swap Contracts - Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal coure of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differntials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

A Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.  The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. Open swaps contracts are subject to equity risk.

A Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.g

ov.

Quantified Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Quantified Managed Income Fund	$ 101,817,045	$ 1,238,300	$ (4,642,975)	$ (3,404,675)
Quantified Market Leaders Fund	115,247,221	133,058	-	133,058
Quantified Alternative Investment Fund	7,976,351	5,975	(406,990)	(401,015)
Quantified STF Fund	49,139,306	139,189	(203,679)	(64,490)
Quantified Pattern Recognition Fund	17,009,401	64,426	(15,308)	49,118
Quantified Tactical Fixed Income Fund	44,473,358	111,039	(29,897)	81,142
Quantified Evolution Plus Fund	9,204,657	23,359	(4,367)	18,992
Quantified Common Ground Fund	20,172,902	413,105	(886,811)	(473,706)

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES -The Quantified Market Leaders Fund currently invest a portion of its assets in the iShares MSCI Emerging Markets ETF ("iShares"). The Fund may redeem its investments from iShares at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.